Commitments and Contingencies (Details)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 290,391
2017	209,708
2018	64,005
2019	44,352
2020	44,352
Thereafter	7,392
Total minimum lease payments	$ 660,200